Finance costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Borrowing costs [abstract]
Finance costs before capitalized interest	$ 172,814	$ 167,066
Less capitalized interest related to Geismar plant under construction	(55,448)	(36,314)
Finance costs	$ 117,366	$ 130,752